Marketable Securities (Details) - Schedule of Investment - Flowr Corporation [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2008
Marketable Securities (Details) - Schedule of Investment [Line Items]
Balance, beginning of period
Purchase of investment		801,160	$ 801,160
Change in fair value	$ 464	(516,281)	(516,281)
Movement in exchange rate	5,845	(21,188)	$ (21,188)
Balance, ending of period	$ 270,000	$ 263,691